Kurv ExxonMobil (XOM) 1.5x Long Daily ETF (Ticker: LXOM)

Kurv ExxonMobil (XOM) 1.5x Short Daily ETF (Ticker: SXOM)

Kurv Bank of America (BAC) 1.5x Long Daily ETF (Ticker: UBAC)

Kurv Bank of America (BAC) 1.5x Short Daily ETF (Ticker: DBAC)

Kurv Apple (AAPL) 1.75x Long Daily ETF (Ticker: LAAP)

Kurv Apple (AAPL) 1.75x Short Daily ETF (Ticker: ZAAP)

Kurv Google (GOOGL) 1.75x Long Daily ETF (Ticker: UGOO)

Kurv Google (GOOGL) 1.75x Short Daily ETF (Ticker: DGOO)

Kurv Goldman Sachs (GS) 1.5x Long Daily ETF (Ticker: LGS)

Kurv Goldman Sachs (GS) 1.5x Short Daily ETF (Ticker: SGS)

Kurv Dow Chemical (DOW) 1.75x Long Daily ETF (Ticker: LDOW)

Kurv Dow Chemical (DOW) 1.75x Short Daily ETF (Ticker: DDOW)

Supplement dated June 30, 2023, to

the Prospectus and the Statement of Information (“SAI”) dated March 24, 2023 as supplemented June 23, 2023

Effective June 30, 2023 “NEOS ETF Trust” will replace “SHP ETF Trust” as the name of the Trust. Accordingly, all references to SHP ETF Trust in the Funds’ Prospectus and SAI are removed and replaced with NEOS ETF Trust. All disclosures to the contrary in the Prospectus and SAI should be disregarded.

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The Funds’ Prospectus and SAI dated March 24, 2023 (as supplemented June 23, 2023), provide information that you should know before investing in the Fund and should be retained for future reference. The Prospectus and SAI have been filed with the Securities and Exchange Commission, are incorporated herein by reference and are available upon request and without charge by calling toll-free 1-866-498-5677.

Please retain this Supplement for future reference.